UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Beech Hill Advisors, Inc.
Address:  880 Third Avenue, New York, NY  10022

Form 13F File Number: 028-11882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul S. Cantor
Title:    President
Phone:    212-350-7272

Signature, Place, and Date of Signing:

      /s/ Paul S. Cantor            New York, NY               3/14/2009
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           62

Form 13F Information Table Value Total:   $   51,651
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCH COAL INC COM              COM              039380100      134    10000 SH       SOLE                    10000
BARRICK GOLD CORP COM ISIN#CA0 COM              067901108      357    11000 SH       SOLE                    10000              1000
BRISTOL MYERS SQUIBB CO COM    COM              110122108     2955   134800 SH       SOLE                    15000            119800
CAMPBELL SOUP CO               COM              134429109     2833   103560 SH       SOLE                                     103560
CAPITAL GOLD CORP COM SHS      COM              14018Y106       91   160000 SH       SOLE                                     160000
CEDAR FAIR, L.P.DEP UNIT       COM              150185106      382    41125 SH       SOLE                                      41125
CHEVRON CORP COM NEW           COM              166764100     1740    25882 SH       SOLE                                      25882
DEERE & CO                     COM              244199105     2013    61250 SH       SOLE                                      61250
ENERGY TRANSFER PART LP UNIT L COM              29273R109      338     9165 SH       SOLE                                       9165
ENTERPRISE PRODS PARTNERS L P  COM              293792107     2088    93855 SH       SOLE                                      93855
ESAT INC COM CHARTER REVOKED 7 COM              296054109        0   200000 SH       SOLE                                     200000
EXXON MOBIL CORP COM           COM              30231G102     1549    22745 SH       SOLE                                      22745
GENERAL ELECTRIC CO COM        COM              369604103      680    67260 SH       SOLE                                      67260
GENERAL MILLS INC COM          COM              370334104     1603    32137 SH       SOLE                                      32137
GOLDCORP INC NEW COM ISIN#CA38 COM              380956409     2334    70050 SH       SOLE                    12000             58050
INTEL CORP COM                 COM              458140100      331    22000 SH       SOLE                    20000              2000
INTERNAP NETWORK SERVICES CORP COM              45885A300       28    10500 SH       SOLE                                      10500
ISHARES DOW JONES U S CONSUMER COM              464287812      337     8218 SH       SOLE                                       8218
ISHARES TR IBOXX USD INVT GRAD COM              464287242      384     4085 SH       SOLE                                       4085
JOHNSON & JOHNSON COM          COM              478160104     1774    33718 SH       SOLE                                      33718
JUNIPER NETWORKS INC COM       COM              48203R104      301    20000 SH       SOLE                    20000
KAYNE ANDERSON MLP INVT CO COM COM              486606106      360    18090 SH       SOLE                                      18090
KINDER MORGAN ENERGY PARTNERS  COM              494550106     2444    52319 SH       SOLE                                      52319
KINROSS GOLD CORP COM NO PAR I COM              496902404      455    25000 SH       SOLE                    25000
KRAFT FOODS INC CL A           COM              50075N104     1693    75950 SH       SOLE                                      75950
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106     1138    38740 SH       SOLE                                      38740
MARKET VECTORS ETF TR GOLD MIN COM              57060U100      344     9320 SH       SOLE                                       9320
MCDERMOTT INT'L INC.           COM              580037109     1555   116160 SH       SOLE                    30000             86160
MICROSOFT CORP COM             COM              594918104      367    20000 SH       SOLE                    20000
MYLAN INC COM                  COM              628530107      268    20000 SH       SOLE                    20000
NEWMONT MINING CORP (HLDG CO)  COM              651639106     2874    64200 SH       SOLE                                      64200
OIL SERVICE HOLDRS TR OIL SERV COM              678002106      285     3840 SH       SOLE                                       3840
ONEOK PARTNERS L P UNIT LTD PA COM              68268N103     1222    30070 SH       SOLE                                      30070
PEABODY ENERGY CORP COM        COM              704549104      250    10000 SH       SOLE                    10000
PEPSICO INC                    COM              713448108      272     5288 SH       SOLE                                       5288
PERKINELMER INC COM            COM              714046109      128    10000 SH       SOLE                    10000
PFIZER INC COM                 COM              717081103      392    28790 SH       SOLE                    20000              8790
PROCTER & GAMBLE CO COM        COM              742718109     1525    32382 SH       SOLE                                      32382
PROSHARES ULTRASHORT 500       COM              74347R883      238     3000 SH       SOLE                     3000
SCANA CORP NEW                 COM              80589M102      649    21000 SH       SOLE                                      21000
SCHLUMBERGER LTD COM           COM              806857108     1658    40828 SH       SOLE                     6000             34828
SECTOR SPDR TR SHS BEN INT IND COM              81369Y704      203    11020 SH       SOLE                                      11020
SELECT SECTOR SPDR FD HEALTH C COM              81369Y209      411    16959 SH       SOLE                                      16959
SHAW GROUP INC                 COM              820280105     1036    37805 SH       SOLE                                      37805
TELECOM HOLDERS TR DEPOSITARY  COM              87927P200      205     9050 SH       SOLE                                       9050
TEXAS INSTRUMENTS INC          COM              882508104      165    10000 SH       SOLE                    10000
TRANSOCEAN LTD ZUG NAMEN AKT I COM              H8817H100      624    10600 SH       SOLE                     7000              3600
WATAIRE INTL INC COM           COM              941092108        0    15000 SH       SOLE                                      15000
WEATHERFORD INTL LTD REG       COM              H27013103     1999   180576 SH       SOLE                    30000            150576
WIRELESS FRONTIER INTERNET INC COM              97654A102        0    12000 SH       SOLE                                      12000
XTO ENERGY INC COM             COM              98385X106     1020    33316 SH       SOLE                                      33316
AES TR III TR PFD CONV SECS    PFD              00808N202     1187    34313 SH       SOLE                                      34313
AVERY DENNISON CORP  PFD SHS M CP               053611307     1018    40325 SH       SOLE                                      40325
SCHERING PLOUGH CORP 6% CONV P CP               806605705     2343    11133 SH       SOLE                                      11133
FIDELITY NY AMT TAX FREE MONEY MF               316337500       25 24700.2800SH      SOLE                                 24700.2800
ADAMS CNTY COLO INDL DEV REV S                  005614DS8        0    45000 SH       SOLE                                      45000
ENERGY RECOVERY INC COM                         29270J100      760   100000 SH       SOLE                                     100000
INTERNAP NETWORK SERVICES CORP                  45885A300       31    11710 SH       SOLE                                      11710
LOUISIANA HSG FIN AGY MTG REV                   546265PL7        4    15000 SH       SOLE                                      15000
LOUISIANA ST AGRICULTURAL FIN                   546418AB0        0    25000 SH       SOLE                                      25000
PFIZER INC COM                                  717081103      136    10000 SH       SOLE                                      10000
VOLT INFORMATION SCIENCES INC                   928703107      115    17250 SH       SOLE                                      17250